Summary of Estimated Fair Value of Asset Acquired and Liabilities Assumed (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Feb. 25, 2025 CNY (¥)	Feb. 25, 2025 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Feb. 25, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Business Acquisition [Line Items]
Goodwill				¥ 36,783	$ 5,260		¥ 22,586	¥ 22,586
YY live [Member] | JOYY [Member]
Business Acquisition [Line Items]
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	¥ (11)					$ (2)
Intangible assets, net	1,192					170
Deferred tax liabilities	(159)					(23)
Goodwill	14,197					$ 2,031
Purchase consideration	¥ 15,219	$ 2,176	$ 1,900